Contingencies And Other Disclosures (Narrative I) (Details) (USD $)	12 Months Ended					3 Months Ended	7 Months Ended	12 Months Ended				12 Months Ended										12 Months Ended
	Dec. 31, 2012 number	Dec. 31, 2008	Dec. 31, 2011	Dec. 25, 2012 First Lien Mortgage Securitizations [Member]	Dec. 31, 2005 First Lien Mortgage Securitizations [Member]	Jun. 30, 2011 Sentinel Litigation [Member]	Jul. 31, 2011 Sentinel Litigation [Member] number	Dec. 31, 2007 Proprietary Securitization [Member] number	Dec. 31, 2012 Single Family Residential Loans [Member]	Dec. 31, 2011 Single Family Residential Loans [Member]	Dec. 31, 2012 M T Arbitration Claim [Member]	Dec. 31, 2012 Mortgage Securitization Litigation [Member]	Dec. 31, 2012 Debit Transaction Sequencing Matter [Member]	Dec. 25, 2012 Federal Home Loan Bank San Francisco [Member]	Dec. 25, 2012 Federal Home Loan Bank Of Atlanta [Member]	Dec. 31, 2012 Alternative Mortgage Loans [Member]	Dec. 31, 2012 Jumbo Mortgage Loans [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 25, 2012 Two Credit Unions [Member] First Lien Mortgage Securitizations [Member]	Dec. 25, 2012 Two Credit Unions [Member] Home Equity [Member]	Dec. 31, 2012 Home Equity [Member] F H Proprietary Securitization [Member] number	Dec. 25, 2012 Home Equity [Member] F H Proprietary Securitization [Member]	Dec. 25, 2012 Federal Housing Finance Agency [Member] Mortgage Securitization Litigation [Member]	Dec. 25, 2012 Investments Subject To Lawsuits Excluding Fhfa [Member] Mortgage Securitization Litigation [Member]
Loss Contingencies [Line Items]
Number of subsidiaries							2
Number of former employees							2
Original principal balance of HELOCs sold in branch sales subject to repurchase claims											$ 45,500,000
Current UPB of HELOC subject to claims											21,900,000
Charged-off loans											11,900,000
Estimated reasonably possible losses in excess of currently established liabilities																		87,000,000	0
Amount trustee would receive under terms of the settlement							38,500,000
Settlement expense						36,700,000
Actual damages sought by plaintiff													5,000,000
Subservicer expenditure reimbursement amount disputed	34,900,000
Loans originated and sold to Agencies		69,500,000,000
Loans securitized, without recourse in proprietary transactions								26,700,000,000
Number of active securitization trusts																						3
Loans sold on full recourse basis with servicing retained									36,100,000	45,300,000
Number of securitization trusts								80
Remaining balance in mortgage loans	8,500,000,000															5,700,000,000	2,800,000,000
Stated percentage of voting rights	25.00%
Total original certificate balance with monoline insurance				23,700,000	25,000,000
Original combined certificate balances of investments subject to subpoena														601,100,000	56,100,000					321,600,000	299,800,000
Current combined certificate balances of investments subject to subpoena														191,900,000	14,300,000					132,400,000	98,200,000
Purchase price of senior certificates												331,400,000
Investment in proprietary securitizations subject to litigation												1,200,000,000
Ending certificate balance of the investments subject to lawsuits																								338,900,000	296,100,000
Investments percentage performing																								85.00%	80.00%
Cumulative losses on investments, percentage of unpaid balance																								6.00%	5.00%
Cumulative original note balances of the HELOC proprietary securitizations																							961,800,000
Current note balances of the HELOC proprietary securitizations																							368,100,000
Unpaid principal balance of loans sold where private mortgage insurance had been cancelled	436,000,000		330,100,000
Number of monoline insurers who have commenced review of certain HELOC securitization																						2
Estimated Litigation Liability	33,000,000
Number of GSEs to which conventional conforming single-family mortgage loans were predominately sold to	2
Number of years of the subservicing arrangement	3 years
Loans sold to GSEs		57,600,000,000
Loans guaranteed by Ginnie Mae		$ 11,900,000,000